SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and social insurance		¥ 95,297	¥ 82,993
Taxes payable		21,742	19,241
Payable for repurchase of treasury stocks			12,744
Deposits of BNY MELLON		32,726	30,641
Deposits		303	191
Staff reimbursements		7,991	17,918
Accrued liabilities for class action		83,575
Other payables		1,090	3,259
Accrued expenses and other current liabilities	$ 35,192	¥ 242,724	¥ 166,987